Average Annual Total Returns - Independent Franchise Partners US Equity Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Benchmark (Total Return) Index
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Independent Franchise Partners US Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.09%	14.73%	14.60%
Independent Franchise Partners US Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.33%	11.67%	12.02%
Independent Franchise Partners US Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.43%	11.08%	11.39%